Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assigned Level for Each Asset and Liability Held at Fair Value

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of March 31, 2026
Recurring fair value measurements
Shares in NUAI	$8,490,885	-	-	$8,490,885
Convertible notes	-	-	$199,358,226	$199,358,226
Warrant liability	$6,675			$6,675
As of December 31, 2025
Recurring fair value measurements
Convertible notes	-		$129,017,286	$129,017,286
Warrant liability	$890,000	-	-	$890,000

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Recurring fair value measurements
Digital Assets	-	-	-	-
Convertible notes	-	-	$129,017,286	$129,017,286
Warrant liability	$890,000			$890,000
As of December 31, 2024
Recurring fair value measurements
Digital assets	$721,664	-	-	$721,664